Government Grants (Details Textual) - CAD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of government grants [Abstract]
Proceeds from government grants, classified as investing activities	$ 250,000	$ 241,000	$ 398,000
Government Grants receivable		$ 75,000